UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09917

SENTINEL VARIABLE PRODUCTS TRUST
(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONTPELIER, VT		05604
(Address of principal executive offices)		(Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE MONTPELIER, VT 05604
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(802) 229-3113

Date of fiscal year end:	12/31/14

Date of reporting period:	09/30/14

ITEM 1.  Schedule of Investments (follows)

Sentinel Variable Products Balanced Fund

(Unaudited)

Fund Profile (Unaudited)

at September 30, 2014

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	62.1%
U.S. Government Obligations	26.8%
Foreign Stocks & ADR’s	3.6%
Cash and Other	7.5%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Wells Fargo & Co.	1.9%
Microsoft Corp.	1.8%
United Technologies Corp.	1.7%
Canadian National Railway Co.	1.7%
Schlumberger Ltd.	1.7%
Honeywell Int’l., Inc.	1.5%
Cisco Systems, Inc.	1.5%
Visa, Inc.	1.4%
Apple, Inc.	1.4%
Merck & Co., Inc.	1.3%
Total of Net Assets	15.9%

Top Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
FHLMC G05483	4.50%	06/01/39	4.8%
FHLMC G05624	4.50%	09/01/39	4.7%
FNMA AD9193	5.00%	09/01/40	4.7%
FHLMC J22900	2.50%	03/01/28	2.8%
FNMA OCT TBA	4.00%	10/01/41	2.5%
FNMA AT2016	3.00%	04/01/43	2.0%
FNMA 725423	5.50%	05/01/34	2.0%
FNMA 725610	5.50%	07/01/34	1.9%
FNMA TBA OCT 15 YR	2.50%	12/01/99	1.4%
Total of Net Assets			26.8%

Average Effective Duration (for all Fixed Income Holdings) 1.2 years**

*“Top 10 Equity Holdings” and “Top Fixed Income Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s fixed income portfolio to changes in interest rates.

Schedule of Investments

at September 30, 2014 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 26.8%
U.S. Government Agency Obligations 26.8%
Federal Home Loan Mortgage Corporation 12.3%
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	422 M	$425,938
30-Year:
FHLMC G05483
4.5%, 06/01/39	680 M	739,477
FHLMC G05624
4.5%, 09/01/39	669 M	726,206
		1,465,683
Total Federal Home Loan Mortgage Corporation		1,891,621

Federal National Mortgage Association 14.5%
Mortgage-Backed Securities:
15-Year:
FNMA OCT TBA
2.5%, 12/01/99(a)	210 M	211,198
30-Year:
FNMA 725423
5.5%, 05/01/34	278 M	312,331
FNMA 725610
5.5%, 07/01/34	265 M	296,873
FNMA AD9193
5%, 09/01/40	654 M	723,934
FNMA OCT TBA
4%, 10/01/41(a)	360 M	379,401
FNMA AT2016
3%, 04/01/43	320 M	316,535
		2,029,074
Total Federal National Mortgage Association		2,240,272
Total U.S. Government Obligations (Cost $4,092,323)		4,131,893

Domestic Common Stocks 62.1%
Consumer Discretionary 5.2%
Coach, Inc.	1,000	35,610
Comcast Corp.	3,000	160,500
Gap, Inc.	2,000	83,380
McDonald’s Corp.	2,000	189,620
Omnicom Group, Inc.	500	34,430
Time Warner Cable, Inc.	500	71,745
Time Warner, Inc.	1,500	112,815
TJX Cos., Inc.	2,000	118,340
		806,440
Consumer Staples 3.4%
CVS Caremark Corp.	1,500	119,385
Kraft Foods Group, Inc.	1,500	84,600
PepsiCo, Inc.	1,000	93,090
Philip Morris Int’l., Inc.	1,000	83,400
Procter & Gamble Co.	1,800	150,732
		531,207
Energy 6.6%
Chevron Corp.	800	95,456

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
EOG Resources, Inc.	2,000	$198,040
ExxonMobil Corp.	1,500	141,075
Marathon Oil Corp.	2,500	93,975
Noble Energy, Inc.	3,000	205,080
Schlumberger Ltd.	2,500	254,225
Weatherford Int’l. PLC*	1,300	27,040
		1,014,891
Financials 10.2%
ACE Ltd.	1,000	104,870
American Express Co.	2,000	175,080
CME Group, Inc.	1,000	79,955
Discover Financial Services	2,000	128,780
JPMorgan Chase & Co.	2,500	150,600
McGraw-Hill Financial, Inc.	1,700	143,565
MetLife, Inc.	2,000	107,440
Morgan Stanley	3,000	103,710
PNC Financial Services Group, Inc.	1,000	85,580
The Travelers Cos., Inc.	2,000	187,880
US Bancorp	400	16,732
Wells Fargo & Co.	5,600	290,472
		1,574,664
Health Care 10.4%
Amgen, Inc.	1,000	140,460
Becton Dickinson & Co.	1,000	113,810
Bristol-Myers Squibb Co.	2,500	127,950
Covidien PLC	2,000	173,020
Eli Lilly & Co.	2,000	129,700
Gilead Sciences, Inc.*	800	85,160
Johnson & Johnson	1,500	159,885
Medtronic, Inc.	1,000	61,950
Merck & Co., Inc.	3,500	207,480
Pfizer, Inc.	4,500	133,065
Stryker Corp.	500	40,375
UnitedHealth Group, Inc.	1,000	86,250
Zimmer Holdings, Inc.	700	70,385
Zoetis, Inc.	2,000	73,900
		1,603,390
Industrials 8.3%
Boeing Co.	800	101,904
Canadian National Railway Co.	3,600	255,456
Deere & Co.	1,000	81,990
General Dynamics Corp.	500	63,545
General Electric Co.	4,100	105,042
Honeywell Int’l., Inc.	2,500	232,800
Tyco Int’l. Ltd.	2,500	111,425
United Technologies Corp.	2,500	264,000
Verisk Analytics, Inc.*	1,000	60,890
		1,277,052
Information Technology 14.0%
Accenture PLC	1,500	121,980
Altera Corp.	2,500	89,450
ANSYS, Inc.*	1,000	75,670
Apple, Inc.	2,100	211,575
Check Point Software Technologies Ltd.*	2,000	138,480
Cisco Systems, Inc.	9,000	226,530
EMC Corp.	5,000	146,300
Int’l. Business Machines Corp.	400	75,932
KLA-Tencor Corp.	1,000	78,780
Microsoft Corp.	6,000	278,160
NetApp, Inc.	3,000	128,880
Riverbed Technology, Inc.*	2,000	37,090
Seagate Technology PLC	1,800	103,086
Texas Instruments, Inc.	4,000	190,760
Visa, Inc.	1,000	213,370
Western Union Co.	2,500	40,100
		2,156,143
Materials 2.4%
EI Du Pont de Nemours & Co.	1,500	107,640
Freeport-McMoRan Copper & Gold, Inc.	4,000	130,600
Praxair, Inc.	1,000	129,000
		367,240
Telecommunication Services 1.6%
Rogers Communications, Inc.	2,500	93,550
Verizon Communications, Inc.	3,000	149,970
		243,520
Total Domestic Common Stocks (Cost $4,842,768)		9,574,547

Foreign Stocks & ADR’s 3.6%
Australia 0.6%
BHP Billiton Ltd. ADR	1,500	88,320

Mexico 0.6%
America Movil SAB de CV ADR	4,000	100,800

Netherlands 1.0%
Unilever NV ADR	4,000	158,720

Spain 0.5%
Banco Bilbao Vizcaya Argentaria SA ADR	6,373	76,476

Switzerland 0.9%
ABB Ltd. ADR	2,604	58,355
Roche Holding AG ADR	2,000	73,980
		132,335
Total Foreign Stocks & ADR’s (Cost $518,846)		556,651

Institutional Money Market Funds 11.5%
State Street Institutional US Government Money Market Fund (Cost $1,766,241)	1,766,241	1,766,241
Total Investments 104.0% (Cost $11,220,178)†		16,029,332
Excess of Liabilities Over Other Assets (4.0)%		(611,232)
Net Assets 100.0%		$15,418,100

*	Non-income producing.

†

Cost for federal income tax purposes is $11,220,178. At September 30, 2014 unrealized appreciation for federal income tax purposes aggregated $4,809,154 of which $4,879,839 related to appreciated securities and $70,685 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

(Unaudited)

Fund Profile

at September 30, 2014

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	11.6%
1 yr. to 2.99 yrs.	8.9%
3 yrs. to 3.99 yrs.	9.5%
4 yrs. to 5.99 yrs.	29.5%
6 yrs. to 7.99 yrs.	35.7%
8 yrs. and over	4.8%

Average Effective Duration (for all Fixed Income Holdings) 5.0 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FHR 3859 JB	5.00%	05/15/41	4.1%
FHLMC Q02664	4.50%	08/01/41	3.3%
FNMA TBA OCT 15 YR	2.50%	12/01/99	3.2%
WP Carey, Inc.	4.60%	04/01/24	2.7%
GNMA II 005175	4.50%	09/20/41	2.7%
Ericsson LM	4.125%	05/15/22	2.7%
Penske Truck Leasing Co. LP	2.50%	03/15/16	2.6%
FNMA OCT TBA	4.00%	10/01/41	2.4%
Rowan Cos, Inc.	4.875%	06/01/22	2.2%
Reliance Steel & Aluminum Co.	4.50%	04/15/23	2.1%
Total of Net Assets			28.0%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s fixed income portfolio to changes in interest rates.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at September 30, 2014 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 23.6%
U.S. Government Agency Obligations 23.6%
Federal Home Loan Mortgage Corporation 8.8%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,500 M	$2,746,479
Mortgage-Backed Securities:
30-Year:
FHLMC A90197
4.5%, 12/01/39	846 M	913,756
FHLMC Q02664
4.5%, 08/01/41	2,030 M	2,192,281
		3,106,037
Total Federal Home Loan Mortgage Corporation		5,852,516

Federal National Mortgage Association 12.0%
Mortgage-Backed Securities:
15-Year:
FNMA OCT TBA
2.5%, 12/01/99(a)	2,100 M	2,111,977
30-Year:
FNMA 725423
5.5%, 05/01/34	1,047 M	1,175,349
FNMA 725610
5.5%, 07/01/34	981 M	1,099,531
FNMA AD9193
5%, 09/01/40	935 M	1,034,191
FNMA OCT TBA
4%, 10/01/41(a)	1,540 M	1,622,991
FNMA AT2016
3%, 04/01/43	934 M	922,475
		5,854,537
Total Federal National Mortgage Association		7,966,514

Government National Mortgage Corporation 2.8%
Mortgage-Backed Securities:
15-Year:
GNMA 679437X
6%, 11/15/22	48 M	49,319
30-Year:
GNMA II 005175
4.5%, 09/20/41	1,644 M	1,789,763
Total Government National Mortgage Corporation		1,839,082
Total U.S. Government Obligations (Cost $15,605,973)		15,658,112

Domestic Corporate Bonds 64.0%
Basic Industry 12.2%
Alfa SAB de CV
5.25%, 03/25/24(b)	930 M	994,170
Allegheny Technologies, Inc.
5.875%, 08/15/23	1,160 M	1,223,467
Alpha Natural Resources, Inc.
6.25%, 06/01/21	90 M	52,763
Barrick Gold Corp.
4.1%, 05/01/23	270 M	259,904
CF Industries, Inc.
3.45%, 06/01/23	975 M	957,555
Glencore Funding LLC
4.125%, 05/30/23(b)	1,100 M	1,090,641
Methanex Corp.
5.25%, 03/01/22	1,230 M	1,353,992
Packaging Corp of America
4.5%, 11/01/23	400 M	423,831
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	1,335 M	1,374,795
Thompson Creek Metals Co., Inc.
12.5%, 05/01/19	300 M	330,750
		8,061,868
Capital Goods 0.6%
Albea Beauty Holdings SA
8.375%, 11/01/19(b)	355 M	380,294
Communications 6.6%
Bankrate, Inc.
6.125%, 08/15/18(b)	275 M	271,562
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	240 M	248,100
Digicel Ltd.
6%, 04/15/21(b)	225 M	223,313
DIRECTV Holdings LLC
3.8%, 03/15/22	1,305 M	1,328,504
Level 3 Escrow II, Inc.
5.375%, 08/15/22(b)	240 M	236,400

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Rogers Communications, Inc.
4.1%, 10/01/23	780 M	$810,177
Verizon Communications, Inc.
6.55%, 09/15/43	1,000 M	1,251,206
		4,369,262
Consumer Cyclical 4.7%
American Axle & Manufacturing, Inc.
6.25%, 03/15/21	145 M	150,800
Bed Bath & Beyond, Inc.
3.749%, 08/01/24	875 M	868,639
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	275 M	286,687
Chrysler Group LLC
8.25%, 06/15/21	560 M	613,200
Ford Motor Credit Co LLC
4.25%, 09/20/22	1,110 M	1,170,748
		3,090,074
Consumer Non-Cyclical 2.1%
CHS/Community Health Systems, Inc.
6.875%, 02/01/22(b)	230 M	240,350
HCA, Inc.
5%, 03/15/24	112 M	110,180
Pernod-Ricard SA
4.45%, 01/15/22(b)	1,010 M	1,068,986
		1,419,516
Energy 17.1%
Access Midstream Partners LP
6.125%, 07/15/22	221 M	236,470
Gastar Exploration, Inc.
8.625%, 05/15/18	315 M	326,025
Halcon Resources Corp.
8.875%, 05/15/21	195 M	193,050
Midstates Petroleum Co., Inc.
9.25%, 06/01/21	740 M	736,300
Nabors Industries, Inc.
5.1%, 09/15/23	710 M	770,576
NGL Energy Partners LP
6.875%, 10/15/21(b)	600 M	627,000
Penn Virginia Resource Partners LP
8.375%, 06/01/20	104 M	113,880
6.5%, 05/15/21	430 M	452,575
Rowan Cos, Inc.
4.875%, 06/01/22	1,390 M	1,446,269
Samson Investment Co.
9.75%, 02/15/20	260 M	237,250
Spectra Energy Capital LLC
3.3%, 03/15/23	1,270 M	1,212,679
Talisman Energy, Inc.
3.75%, 02/01/21	930 M	941,331
TC PipeLines LP
4.65%, 06/15/21	295 M	312,114
Tervita Corp.
10.875%, 02/15/18(b)	705 M	707,644
9.75%, 11/01/19(b)	570 M	552,900
Transocean, Inc.
6.5%, 11/15/20	1,110 M	1,180,942
Weatherford Int’l. Ltd
5.125%, 09/15/20	1,205 M	1,315,902
		11,362,907
Financials 1.4%
FirstMerit Corp.
4.35%, 02/04/23	385 M	399,634
Prospect Capital Corp.
5%, 07/15/19	500 M	521,182
		920,816
Insurance 4.5%
American Int’l. Group, Inc.
5.6%, 10/18/16	885 M	963,960
Genworth Holdings, Inc.
4.9%, 08/15/23	445 M	459,425
Infinity Property & Casualty Corp.
5%, 09/19/22	1,230 M	1,297,622
XL Group PLC
6.5%, 12/31/49(c)	240 M	232,800
		2,953,807
Real Estate 5.7%
CBL & Associates LP
5.25%, 12/01/23	925 M	994,946
Hospitality Properties Trust
4.5%, 03/15/25	1,020 M	1,009,681
WP Carey, Inc.
4.6%, 04/01/24	1,740 M	1,802,005
		3,806,632
Technology 6.0%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	290 M	295,800
Amphenol Corp.
2.55%, 01/30/19	925 M	931,940
Ericsson LM
4.125%, 05/15/22	1,685 M	1,761,391
Interface Security Systems Holdings, Inc.
9.25%, 01/15/18	735 M	757,050
Micron Technology, Inc.
5.5%, 02/01/25(b)	242 M	237,765
		3,983,946
Transportation 3.1%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	1,690 M	1,724,976
Watco Cos LLC
6.375%, 04/01/23(b)	330 M	333,300
		2,058,276
Total Domestic Corporate Bonds (Cost $41,361,967)		42,407,398

	Shares
Institutional Money Market Funds 17.2%
State Street Institutional US Government Money Market Fund (Cost $11,425,078)	11,425,078	11,425,078
Total Investments 104.8% (Cost $68,393,018)†		$69,490,588
Excess of Liabilities Over Other Assets (4.8)%		(3,194,026)
Net Assets 100.0%		$66,296,562

†

Cost for federal income tax purposes is $68,393,018. At September 30, 2014 unrealized appreciation for federal income tax purposes aggregated $1,097,570 of which $1,364,065 related to appreciated securities and $266,495 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2014, the market value of rule 144A securities amounted to $9,224,088 or 13.91% of net assets.

(c)

XL Group PLC is currently fixed at 6.5%.  On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October.  The interest rate will equal the 3-month Libor rate plus 2.4575%.

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

(Unaudited)

Fund Profile

at September 30, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	20.4%
Health Care	15.5%
Financials	15.0%
Industrials	12.0%
Energy	11.0%
Consumer Staples	8.9%
Consumer Discretionary	8.6%
Materials	3.0%
Telecommunication Services	2.8%

Top 10 Holdings**

Description	Percent of Net Assets
Johnson & Johnson	2.4%
PepsiCo, Inc.	2.3%
Microsoft Corp.	2.3%
Honeywell Int’l., Inc.	2.1%
Chevron Corp.	2.1%
Texas Instruments, Inc.	2.0%
Wells Fargo & Co.	2.0%
Procter & Gamble Co.	1.9%
United Technologies Corp.	1.8%
JPMorgan Chase & Co.	1.8%
Total of Net Assets	20.7%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Investment in Securities

at September 30, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 92.7%
Consumer Discretionary 8.6%
Coach, Inc.	20,000	$712,200
Comcast Corp.	60,000	3,210,000
Gap, Inc.	40,000	1,667,600
McDonald’s Corp.	22,000	2,085,820
Nordstrom, Inc.	13,700	936,669
Omnicom Group, Inc.	10,000	688,600
Time Warner Cable, Inc.	10,000	1,434,900
Time Warner, Inc.	45,000	3,384,450
TJX Cos., Inc.	40,000	2,366,800
TRW Automotive Holdings Corp.*	8,700	880,875
		17,367,914
Consumer Staples 7.4%
CVS Caremark Corp.	30,000	2,387,700
Kraft Foods Group, Inc.	30,000	1,692,000
PepsiCo, Inc.	50,000	4,654,500
Philip Morris Int’l., Inc.	30,000	2,502,000
Procter & Gamble Co.	45,000	3,768,300
		15,004,500
Energy 11.0%
Apache Corp.	17,500	1,642,725
Chevron Corp.	35,000	4,176,200
EOG Resources, Inc.	24,000	2,376,480
ExxonMobil Corp.	35,000	3,291,750
Marathon Oil Corp.	50,000	1,879,500
Marathon Petroleum Corp.	20,000	1,693,400
Noble Energy, Inc.	50,000	3,418,000
Schlumberger Ltd.	32,700	3,325,263
Weatherford Int’l. PLC*	26,600	553,280
		22,356,598
Financials 14.4%
ACE Ltd.	15,000	1,573,050
American Express Co.	30,000	2,626,200
CME Group, Inc.	25,000	1,998,875
Discover Financial Services	47,400	3,052,086
JPMorgan Chase & Co.	60,000	3,614,400
McGraw-Hill Financial, Inc.	30,000	2,533,500
MetLife, Inc.	40,000	2,148,800
Morgan Stanley	79,000	2,731,030
PNC Financial Services Group, Inc.	20,000	1,711,600
The Travelers Cos., Inc.	30,000	2,818,200
US Bancorp	8,000	334,640
Wells Fargo & Co.	77,100	3,999,177
		29,141,558
Health Care 14.7%
Amgen, Inc.	25,000	3,511,500
Becton Dickinson & Co.	15,000	1,707,150
Bristol-Myers Squibb Co.	50,000	2,559,000
Covidien PLC	25,000	2,162,750
Eli Lilly & Co.	25,000	1,621,250
Gilead Sciences, Inc.*	20,000	2,129,000
Johnson & Johnson	45,000	4,796,550
Medtronic, Inc.	25,000	1,548,750
Merck & Co., Inc.	60,000	3,556,800
Pfizer, Inc.	25,000	739,250
Stryker Corp.	15,000	1,211,250
UnitedHealth Group, Inc.	15,000	1,293,750
Zimmer Holdings, Inc.	15,000	1,508,250
Zoetis, Inc.	40,000	1,478,000
		29,823,250
Industrials 11.4%
Boeing Co.	25,000	3,184,500
Canadian National Railway Co.	46,200	3,278,352
Deere & Co.	12,000	983,880
General Dynamics Corp.	17,200	2,185,948
General Electric Co.	59,000	1,511,580
Honeywell Int’l., Inc.	45,000	4,190,400
Tyco Int’l. Ltd.	50,000	2,228,500
United Technologies Corp.	35,000	3,696,000
Verisk Analytics, Inc.*	30,000	1,826,700
		23,085,860
Information Technology 20.4%
Accenture PLC	28,000	2,276,960
Altera Corp.	50,000	1,789,000

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
ANSYS, Inc.*	25,000	$1,891,750
Apple, Inc.	35,000	3,526,250
Check Point Software Technologies Ltd.*	40,000	2,769,600
Cisco Systems, Inc.	120,000	3,020,400
EMC Corp.	100,000	2,926,000
Int’l. Business Machines Corp.	8,000	1,518,640
KLA-Tencor Corp.	25,000	1,969,500
Microsoft Corp.	99,970	4,634,609
NetApp, Inc.	50,000	2,148,000
Riverbed Technology, Inc.*	70,000	1,298,150
Seagate Technology PLC	33,400	1,912,818
Synopsys, Inc.*	31,000	1,230,545
Texas Instruments, Inc.	85,000	4,053,650
Visa, Inc.	15,000	3,200,550
Western Union Co.	75,000	1,203,000
		41,369,422
Materials 2.6%
EI Du Pont de Nemours & Co.	15,000	1,076,400
Freeport-McMoRan Copper & Gold, Inc.	70,000	2,285,500
Praxair, Inc.	15,000	1,935,000
		5,296,900
Telecommunication Services 2.2%
Rogers Communications, Inc.	35,000	1,309,700
Verizon Communications, Inc.	65,000	3,249,350
		4,559,050
Total Domestic Common Stocks (Cost $100,040,468)		188,005,052

Foreign Stocks & ADR’s 4.5%
Australia 0.4%
BHP Billiton Ltd. ADR	15,000	883,200
Mexico 0.6%
America Movil SAB de CV ADR	50,000	1,260,000
Netherlands 1.5%
Unilever NV ADR	75,000	2,976,000
Spain 0.6%
Banco Bilbao Vizcaya Argentaria SA ADR	100,056	1,200,672
Switzerland 1.4%
ABB Ltd. ADR	50,031	1,121,195
Roche Holding AG ADR	45,000	1,664,550
		2,785,745
Total Foreign Stocks & ADR’s (Cost $8,801,234)		9,105,617

Institutional Money Market Funds 3.1%
State Street Institutional US Government Money Market Fund (Cost $6,312,125)	6,312,125	6,312,125
Total Investments 100.3% (Cost $115,153,827)†		203,422,794
Excess of Liabilities Over Other Assets (0.3)%		(526,550)
Net Assets 100.0%		$202,896,244

*	Non-income producing.

†

Cost for federal income tax purposes is $115,153,827. At September 30, 2014 unrealized appreciation for federal income tax purposes aggregated $88,268,967 of which $89,462,059 related to appreciated securities and $1,193,092 related to depreciated securities.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Fund

(Unaudited)

Fund Profile

at September 30, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	20.9%
Financials	19.1%
Industrials	17.5%
Consumer Discretionary	11.3%
Health Care	10.8%
Energy	9.5%
Consumer Staples	3.7%
Utilities	2.6%
Materials	1.5%

Top 10 Holdings**

Description	Percent of Net Assets
Quanta Services, Inc.	2.8%
DENTSPLY Int’l., Inc.	2.6%
Waste Connections, Inc.	2.6%
ITC Holdings Corp.	2.6%
Jarden Corp.	2.6%
CareFusion Corp.	2.5%
Informatica Corp.	2.4%
Genesee & Wyoming, Inc.	2.4%
MEDNAX, Inc.	2.3%
Riverbed Technology, Inc.	2.3%
Total of Net Assets	25.1%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at September 30, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 90.7%
Consumer Discretionary 11.3%
Ascena Retail Group, Inc.*	18,560	$246,848
Bloomin’ Brands, Inc.*	14,290	262,079
BorgWarner, Inc.	3,900	205,179
Jarden Corp.*	7,310	439,404
John Wiley & Sons, Inc.	3,770	211,535
Life Time Fitness, Inc.*	5,150	259,766
LKQ Corp.*	11,260	299,403
		1,924,214
Consumer Staples 3.7%
Church & Dwight Co., Inc.	3,770	264,503
Flowers Foods, Inc.	19,730	362,243
		626,746
Energy 9.5%
Denbury Resources, Inc.	20,320	305,410
Dril-Quip, Inc.*	2,960	264,624
Oasis Petroleum, Inc.*	6,310	263,821
Range Resources Corp.	5,350	362,783
Superior Energy Services, Inc.	6,460	212,340
Tidewater, Inc.	5,160	201,395
		1,610,373
Financials 14.9%
Affiliated Managers Group, Inc.*	1,470	294,529
City National Corp.	3,570	270,142
East West Bancorp, Inc.	7,220	245,480
HCC Insurance Holdings, Inc.	5,240	253,040
Invesco Ltd.	8,180	322,946
Raymond James Financial, Inc.	5,580	298,976
Signature Bank*	2,310	258,859
SVB Financial Group*	2,800	313,852
WR Berkley Corp.	5,670	271,026
		2,528,850
Health Care 10.8%
Bio-Rad Laboratories, Inc.*	2,300	260,820
CareFusion Corp.*	9,350	423,087
DENTSPLY Int’l., Inc.	9,740	444,144
Henry Schein, Inc.*	2,680	312,140
MEDNAX, Inc.*	7,200	394,704
		1,834,895
Industrials 17.5%
Ametek, Inc.	5,880	295,235
Flowserve Corp.	4,730	333,560
Genesee & Wyoming, Inc.*	4,190	399,349
Jacobs Engineering Group, Inc.*	7,600	371,032
Masco Corp.	14,530	347,558
Quanta Services, Inc.*	12,990	471,407
Stericycle, Inc.*	2,670	311,215
Waste Connections, Inc.	9,120	442,502
		2,971,858
Information Technology 18.9%
Altera Corp.	8,690	310,928
Dolby Laboratories, Inc.*	7,800	325,962
Informatica Corp.*	11,750	402,320
Microchip Technology, Inc.	6,400	302,272
Nuance Communications, Inc.*	21,010	323,869
ON Semiconductor Corp.*	32,280	288,583
Open Text Corp.	6,480	359,122
Plantronics, Inc.	6,000	286,680
Riverbed Technology, Inc.*	21,220	393,525
Skyworks Solutions, Inc.	3,640	211,302
		3,204,563
Materials 1.5%
Steel Dynamics, Inc.	11,450	258,885

Utilities 2.6%
ITC Holdings Corp.	12,380	441,099
Total Domestic Common Stocks (Cost $12,694,718)		15,401,483

Foreign Stocks & ADR’s 2.0%
Israel 2.0%
NICE Systems Ltd. ADR (Cost $233,065)	8,120	331,215

Real Estate Investment Trusts 4.2%
Financials 4.2%
Digital Realty Trust, Inc.(a)	4,310	268,858

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Gaming and Leisure Properties, Inc.	5,800	$179,220
Home Properties, Inc.(a)	4,550	264,992
Total Real Estate Investment Trusts (Cost $713,331)		713,070

Institutional Money Market Funds 3.2%
State Street Institutional US Government Money Market Fund (Cost $544,687)	544,687	544,687
Total Investments 100.1% (Cost $14,185,801)†		16,990,455
Excess of Liabilities Over Other Assets (0.1)%		(12,673)
Net Assets 100.0%		$16,977,782

*	Non-income producing.
†

Cost for federal income tax purposes is $14,185,801. At September 30, 2014 unrealized appreciation for federal income tax purposes aggregated $2,804,654 of which $3,315,855 related to appreciated securities and $511,201 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.
ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund

(Unaudited)

Fund Profile

at September 30, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	19.8%
Consumer Discretionary	18.4%
Industrials	18.4%
Financials	16.5%
Health Care	11.4%
Energy	7.0%
Index	3.1%
Consumer Staples	2.4%
Materials	1.2%

Top 10 Holdings**

Description	Percent of Net Assets
iShares Russell 2000 Growth ETF	3.1%
Riverbed Technology, Inc.	2.1%
NICE Systems Ltd.	1.7%
j2 Global, Inc.	1.7%
Clarcor, Inc.	1.7%
Select Comfort Corp.	1.7%
QLogic Corp.	1.7%
Healthcare Services Group, Inc.	1.6%
Sapient Corp.	1.6%
BioMed Realty Trust, Inc.	1.6%
Total of Net Assets	18.5%

*“Top Sectors” includes Domestic Common Stocks, Domestic Exchange Traded Funds, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Investment in Securities

at September 30, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 89.4%
Consumer Discretionary 18.4%
Arctic Cat, Inc.	16,620	$578,709
Ascena Retail Group, Inc.*	55,730	741,209
Bloomin’ Brands, Inc.*	44,010	807,143
Dana Holding Corp.	42,210	809,166
Hillenbrand, Inc.	21,490	663,826
Iconix Brand Group, Inc.*	20,820	769,091
John Wiley & Sons, Inc.	11,830	663,781
Life Time Fitness, Inc.*	14,690	740,964
Monro Muffler Brake, Inc.	14,710	713,876
Penn National Gaming, Inc.*	56,180	629,778
Select Comfort Corp.*	44,970	940,772
Steven Madden Ltd.*	21,980	708,415
Texas Roadhouse, Inc.	23,150	644,496
Vitamin Shoppe, Inc.*	15,730	698,255
		10,109,481
Consumer Staples 2.4%
Casey’s General Stores, Inc.	10,190	730,623
Flowers Foods, Inc.	33,415	613,499
		1,344,122
Energy 7.0%
Bonanza Creek Energy, Inc.*	12,020	683,938
Dril-Quip, Inc.*	7,956	711,266
Oasis Petroleum, Inc.*	13,910	581,577
Stone Energy Corp.*	21,992	689,669
Superior Energy Services, Inc.	18,580	610,725
Tidewater, Inc.	14,730	574,912
		3,852,087
Financials 12.5%
City National Corp.	8,700	658,329
East West Bancorp, Inc.	17,350	589,900
Endurance Specialty Holdings Ltd.	15,000	827,700
Evercore Partners, Inc.	16,770	788,190
FirstMerit Corp.	30,680	539,968
HCC Insurance Holdings, Inc.	15,100	729,179
MarketAxess Holdings, Inc.	8,280	512,201
Portfolio Recovery Associates, Inc.*	13,450	702,493
ProAssurance Corp.	3,460	152,482
Prosperity Bancshares, Inc.	9,700	554,549
Stifel Financial Corp.*	17,800	834,642
		6,889,633
Health Care 11.4%
AngioDynamics, Inc.*	18,414	252,640
Bio-Rad Laboratories, Inc.*	7,090	804,006
Globus Medical, Inc.*	34,100	670,747
Haemonetics Corp.*	17,980	627,861
ICON PLC*	14,020	802,365
Magellan Health Services, Inc.*	13,330	729,551
MedAssets, Inc.*	31,500	652,680
MWI Veterinary Supply, Inc.*	4,500	667,800
NuVasive, Inc.*	12,840	447,731
Sirona Dental Systems, Inc.*	8,060	618,041
		6,273,422
Industrials 18.4%
Actuant Corp.	25,990	793,215
Clarcor, Inc.	15,130	954,400
Clean Harbors, Inc.*	11,300	609,296
Esterline Technologies Corp.*	7,460	830,074
Genesee & Wyoming, Inc.*	6,270	597,594
Healthcare Services Group, Inc.	31,500	901,215
Hub Group Inc.*	18,970	768,854
Interface, Inc.	35,100	566,514
Knight Transportation, Inc.	30,950	847,720
MYR Group, Inc.*	26,960	649,197
Regal Beloit Corp.	8,150	523,638
Ritchie Bros Auctioneers, Inc.	32,410	725,660
Toro Co.	11,300	669,299

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Waste Connections, Inc.	14,100	$684,132
		10,120,808
Information Technology 18.1%
Finisar Corp.*	26,300	437,369
j2 Global, Inc.	19,500	962,520
Lattice Semiconductor Corp.*	59,060	442,950
ON Semiconductor Corp.*	92,200	824,268
Open Text Corp.	15,040	833,517
Plantronics, Inc.	17,290	826,116
Progress Software Corp.*	28,880	690,521
QLogic Corp.*	102,220	936,335
RF Micro Devices, Inc.*	24,190	279,153
Riverbed Technology, Inc.*	63,020	1,168,706
Rofin-Sinar Technologies, Inc.*	27,630	637,148
Rudolph Technologies, Inc.*	21,500	194,575
Sapient Corp.*	63,500	889,000
Semtech Corp.*	11,510	312,496
Xcerra Corp.*	52,200	511,038
		9,945,712
Materials 1.2%
Berry Plastics Group, Inc.*	26,900	678,956
Total Domestic Common Stocks (Cost $39,529,464)		49,214,221

Domestic Exchange Traded Funds 3.1%
Index 3.1%
iShares Russell 2000 Growth ETF (Cost $1,742,502)	13,100	1,698,939

Foreign Stocks & ADR’s 1.7%
Israel 1.7%
NICE Systems Ltd. ADR (Cost $666,639)	23,630	963,868

Real Estate Investment Trusts 4.0%
Financials 4.0%
BioMed Realty Trust, Inc.(a)	42,820	864,964
Corporate Office Properties Trust(a)	29,900	769,028
Home Properties, Inc.(a)	9,590	558,521
Total Real Estate Investment Trusts (Cost $1,946,836)		2,192,513

Institutional Money Market Funds 1.7%
State Street Institutional US Government Money Market Fund (Cost $953,370)	953,370	953,370
Total Investments 99.9% (Cost $44,838,811)†		55,022,911
Other Assets in Excess of Liabilities 0.1%		54,716
Net Assets 100.0%		$55,077,627

*	Non-income producing.

†

Cost for federal income tax purposes is $44,838,811. At September 30, 2014 unrealized appreciation for federal income tax purposes aggregated $10,184,100 of which $11,937,283 related to appreciated securities and $1,753,183 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

The Sentinel Variable Products Trust (the “Trust”) is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of five separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The five funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

FAIR VALUE MEASUREMENT:

In response to the Financial Accounting Standards Board’s issuance of Accounting Standards Update 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1) Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2) Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3) The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•      Level 1 — Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•      Level 2 — Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign Exchange Traded Funds, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•      Level 3 — Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  Furthermore, while the Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of September 30, 2014 were as follows:

SVP Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities - Assets:
Balanced:
Domestic Common Stocks	$9,574,547	$—	$—	$9,574,547
Foreign Stocks & ADR’s:
Australia	88,320	—	—	88,320
Mexico	100,800	—	—	100,800
Netherlands	158,720	—	—	158,720
Spain	76,476	—	—	76,476
Switzerland	58,355	73,980	—	132,335
Institutional Money Market Funds	—	1,766,241	—	1,766,241
Mortgage-Backed Securities	—	4,131,893	—	4,131,893
Totals	$10,057,218	$5,972,114	$—	$16,029,332

Bond:
Collateralized Mortgage Obligations	$—	$2,746,479	$—	$2,746,479
Domestic Corporate Bonds	—	42,407,398	—	42,407,398
Institutional Money Market Funds	—	11,425,078	—	11,425,078
Mortgage-Backed Securities	—	12,911,633	—	12,911,633
Totals	$—	$69,490,588	$—	$69,490,588

Common Stock:
Domestic Common Stocks	$188,005,052	$—	$—	$188,005,052
Foreign Stocks & ADR’s:
Australia	883,200	—	—	883,200
Mexico	1,260,000	—	—	1,260,000
Netherlands	2,976,000	—	—	2,976,000
Spain	1,200,672	—	—	1,200,672
Switzerland	1,121,195	1,664,550	—	2,785,745
Institutional Money Market Funds	—	6,312,125	—	6,312,125
Totals	$195,446,119	$7,976,675	$—	$203,422,794

Mid Cap:
Domestic Common Stocks	$15,401,483	$—	$—	$15,401,483
Foreign Stocks & ADR’s	331,215	—	—	331,215
Institutional Money Market Funds	—	544,687	—	544,687
Real Estate Investment Trusts	713,070	—	—	713,070
Totals	$16,445,768	$544,687	$—	$16,990,455

Small Company:
Domestic Common Stocks	$49,214,221	$—	$—	$49,214,221
Domestic Exchange Traded Funds	1,698,939	—	—	1,698,939
Foreign Stocks & ADR’s	963,868	—	—	963,868
Institutional Money Market Funds	—	953,370	—	953,370
Real Estate Investment Trusts	2,192,513	—	—	2,192,513
Totals	$54,069,541	$953,370	$—	$55,022,911

Investments in Securities - Liabilities:
None.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal nine months ended September 30, 2014.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal nine months ended September 30, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The Registrant’s President and Chief Executive Officer and Vice President & Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By	/s/ Thomas P. Malone
Thomas P. Malone
Vice President & Treasurer
Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Thomas H. Brownell
Thomas H. Brownell
President
Date: November 25, 2014

By	/s/ Thomas P. Malone
Thomas P. Malone
Vice President & Treasurer
Date: November 25, 2014